Acquired Assets And Assumed Liabilities Recorded At Fair Value For Abgent And Subsidiaries (Detail) (USD $) In Thousands, unless otherwise specified				1 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Oct. 14, 2011 Abgent Inc. and its subsidiaries	Oct. 14, 2011 Abgent Inc. and its subsidiaries Trade Names	Oct. 14, 2011 Abgent Inc. and its subsidiaries Customer Relationships	Oct. 14, 2011 Abgent Inc. and its subsidiaries Patents	Oct. 14, 2011 Abgent Inc. and its subsidiaries Patents Minimum	Oct. 14, 2011 Abgent Inc. and its subsidiaries Patents Maximum	Oct. 14, 2011 Abgent Inc. and its subsidiaries Non-compete Agreements
Business Acquisition [Line Items]
Current assets			$ 2,823
Property, plant and equipment			807
Intangible asset				2,532	243	484			1,105
Goodwill	31,087	32,561	7,927
Current liabilities			(2,307)
Deferred tax liabilities			(1,540)
Total purchase price			$ 12,074
Amortization Period				30 years	10 years		5 years 10 months 24 days	10 years	5 years